Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Nov. 20, 2017
Supplement [Text Block]	lsfi_SupplementTextBlock

NATIXIS FUNDS

          Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Intermediate Duration Bond Fund

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

LOOMIS SAYLES FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional

Information dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund
Loomis Sayles Inflation Protected Securities Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Loomis Sayles Intermediate Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfi_SupplementTextBlock

NATIXIS FUNDS

          Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Intermediate Duration Bond Fund

Additionally, effective immediately, the Funds’ website and email addresses are changed as set forth below and all references to such addresses in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

	Previous Address	Current Address
Funds’ website address	ngam.natixis.com	im.natixis.com

Loomis Sayles Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfi_SupplementTextBlock

LOOMIS SAYLES FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional

Information dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Securitized Asset Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Loomis Sayles High Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfi_SupplementTextBlock

LOOMIS SAYLES FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional

Information dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles High Income Opportunities Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.

Loomis Sayles Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lsfi_SupplementTextBlock

LOOMIS SAYLES FUNDS

Supplement dated November 20, 2017 to the Summary Prospectuses, Prospectuses and Statements of Additional

Information dated February 1, 2017, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Inflation Protected Securities Fund

Effective immediately, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Previous Name	Current Name
NGAM Advisors, L.P.	Natixis Advisors, L.P.